INCOME TAXES - Components of Income Tax Benefit (Expense ) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax provision:
Federal	$ 1,872	$ 1,846	$ 1,280
State	3,513	4,413	5,311
Foreign	1,947	6,420	1,645
Current income tax provision	7,332	12,679	8,236
Deferred income tax provision (benefit):
Federal	13,744	(140,350)	54,498
State	6,842	(22,158)	10,037
Foreign	161	(112)	50
Deferred income tax provision (benefit)	20,747	(162,620)	64,585
Income tax provision (benefit)	$ 28,079	$ (149,941)	$ 72,821